Other prepaid expenses and current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Prepaid Expenses and Current Assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2013	2014
Value-added tax recoverable	$1,902,630	$1,580,141
Advances to suppliers	1,510,128	2,814,648
Interest receivable	—	656,785
Prepaid income tax	140,365	28,394
Other prepaid expenses	3,348,179	4,245,432

	$6,901,302	$9,325,400